UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series® American Funds 2055 Target Date Retirement Fund® Investment portfolio July 31, 2013 unaudited

Fund investments
		Value
Growth funds 40.0%	Shares	(000)

AMCAP Fund, Class R-6	514,181	$ 13,225
EuroPacific Growth Fund, Class R-6	171,864	7,538
The Growth Fund of America, Class R-6	324,361	13,195
The New Economy Fund, Class R-6	217,161	7,551
New Perspective Fund, Class R-6	372,464	13,196
New World Fund, Inc., Class R-6	135,526	7,538
SMALLCAP World Fund, Inc., Class R-6	283,931	13,197
		75,440
Growth-and-income funds 45.0%

American Mutual Fund, Class R-6	458,149	15,087
Capital World Growth and Income Fund, Class R-6	320,107	13,204
Fundamental Investors, Class R-6	317,753	15,087
International Growth and Income Fund, Class R-6	226,463	7,546
The Investment Company of America, Class R-6	479,059	16,973
Washington Mutual Investors Fund, Class R-6	458,484	16,973
		84,870
Equity-income and Balanced funds 10.0%

American Balanced Fund, Class R-6	331,019	7,544
Capital Income Builder, Class R-6	100,745	5,657
The Income Fund of America, Class R-6	287,932	5,658
		18,859
Bond funds 5.0%

U.S. Government Securities Fund, Class R-6	684,947	9,432
Total investment securities (cost: $164,276,000)		188,601
Other assets less liabilities		(72)
Net assets		$188,529

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 24,707
Gross unrealized depreciation on investment securities	(382)
Net unrealized appreciation on investment securities	24,325
Cost of investment securities for federal income tax purposes	164,276

American Funds 2050
Target Date Retirement Fund®

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 40.0%	Shares	(000)

AMCAP Fund, Class R-6	2,182,633	$ 56,137
EuroPacific Growth Fund, Class R-6	730,548	32,042
The Growth Fund of America, Class R-6	1,376,764	56,007
The New Economy Fund, Class R-6	923,665	32,116
New Perspective Fund, Class R-6	1,580,960	56,013
New World Fund, Inc., Class R-6	575,948	32,034
SMALLCAP World Fund, Inc., Class R-6	1,204,448	55,983
		320,332
Growth-and-income funds 45.0%

American Mutual Fund, Class R-6	1,944,458	64,031
Capital World Growth and Income Fund, Class R-6	1,361,518	56,163
Fundamental Investors, Class R-6	1,348,475	64,026
International Growth and Income Fund, Class R-6	960,936	32,018
The Investment Company of America, Class R-6	2,030,532	71,942
Washington Mutual Investors Fund, Class R-6	1,944,585	71,988
		360,168
Equity-income and Balanced funds 10.0%

American Balanced Fund, Class R-6	1,403,169	31,978
Capital Income Builder, Class R-6	427,335	23,999
The Income Fund of America, Class R-6	1,221,547	24,004
		79,981
Bond funds 5.0%

U.S. Government Securities Fund, Class R-6	2,915,626	40,148
Total investment securities (cost: $645,081,000)		800,629
Other assets less liabilities		(174)
Net assets		$800,455

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$157,022
Gross unrealized depreciation on investment securities	(1,491)
Net unrealized appreciation on investment securities	155,531
Cost of investment securities for federal income tax purposes	645,098

American Funds 2045
Target Date Retirement Fund®

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 40.0%	Shares	(000)

AMCAP Fund, Class R-6	2,446,712	$ 62,929
EuroPacific Growth Fund, Class R-6	817,921	35,874
The Growth Fund of America, Class R-6	1,546,929	62,929
The New Economy Fund, Class R-6	1,034,687	35,976
New Perspective Fund, Class R-6	1,776,171	62,930
New World Fund, Inc., Class R-6	645,885	35,924
SMALLCAP World Fund, Inc., Class R-6	1,354,123	62,940
		359,502
Growth-and-income funds 45.0%

American Mutual Fund, Class R-6	2,185,169	71,958
Capital World Growth and Income Fund, Class R-6	1,525,087	62,910
Fundamental Investors, Class R-6	1,513,181	71,846
International Growth and Income Fund, Class R-6	1,078,303	35,929
The Investment Company of America, Class R-6	2,278,715	80,735
Washington Mutual Investors Fund, Class R-6	2,182,133	80,782
		404,160
Equity-income and Balanced funds 10.0%

American Balanced Fund, Class R-6	1,574,505	35,883
Capital Income Builder, Class R-6	479,562	26,932
The Income Fund of America, Class R-6	1,370,107	26,922
		89,737
Bond funds 5.0%

U.S. Government Securities Fund, Class R-6	3,271,301	45,046
Total investment securities (cost: $723,934,000)		898,445
Other assets less liabilities		(175)
Net assets		$898,270

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$176,139
Gross unrealized depreciation on investment securities	(1,631)
Net unrealized appreciation on investment securities	174,508
Cost of investment securities for federal income tax purposes	723,937

American Funds 2040
Target Date Retirement Fund®

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 40.0%	Shares	(000)

AMCAP Fund, Class R-6	4,349,402	$ 111,867
EuroPacific Growth Fund, Class R-6	1,452,306	63,698
The Growth Fund of America, Class R-6	2,749,876	111,865
The New Economy Fund, Class R-6	1,839,187	63,948
New Perspective Fund, Class R-6	3,157,398	111,867
New World Fund, Inc., Class R-6	1,147,067	63,800
SMALLCAP World Fund, Inc., Class R-6	2,406,685	111,863
		638,908
Growth-and-income funds 45.0%

American Mutual Fund, Class R-6	3,880,398	127,782
Capital World Growth and Income Fund, Class R-6	2,710,517	111,809
Fundamental Investors, Class R-6	2,691,270	127,781
International Growth and Income Fund, Class R-6	1,917,489	63,891
The Investment Company of America, Class R-6	4,057,414	143,754
Washington Mutual Investors Fund, Class R-6	3,883,149	143,754
		718,771
Equity-income and Balanced funds 10.0%

American Balanced Fund, Class R-6	2,803,455	63,891
Capital Income Builder, Class R-6	853,242	47,918
The Income Fund of America, Class R-6	2,438,578	47,918
		159,727
Bond funds 5.0%

U.S. Government Securities Fund, Class R-6	5,799,814	79,863
Total investment securities (cost: $1,275,714,000)		1,597,269
Other assets less liabilities		360
Net assets		$1,597,629

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 324,267
Gross unrealized depreciation on investment securities	(2,718)
Net unrealized appreciation on investment securities	321,549
Cost of investment securities for federal income tax purposes	1,275,720

American Funds 2035
Target Date Retirement Fund®

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 40.0%	Shares	(000)

AMCAP Fund, Class R-6	4,906,929	$ 126,206
EuroPacific Growth Fund, Class R-6	1,641,524	71,997
The Growth Fund of America, Class R-6	3,102,480	126,209
The New Economy Fund, Class R-6	2,074,456	72,129
New Perspective Fund, Class R-6	3,562,129	126,206
New World Fund, Inc., Class R-6	1,295,950	72,081
SMALLCAP World Fund, Inc., Class R-6	2,715,229	126,204
		721,032
Growth-and-income funds 40.0%

American Mutual Fund, Class R-6	3,831,783	126,181
Capital World Growth and Income Fund, Class R-6	2,621,935	108,155
Fundamental Investors, Class R-6	2,657,553	126,181
International Growth and Income Fund, Class R-6	2,163,962	72,103
The Investment Company of America, Class R-6	4,070,178	144,206
Washington Mutual Investors Fund, Class R-6	3,895,365	144,206
		721,032
Equity-income and Balanced funds 15.0%

American Balanced Fund, Class R-6	3,954,761	90,129
Capital Income Builder, Class R-6	1,604,861	90,129
The Income Fund of America, Class R-6	4,586,718	90,129
		270,387
Bond funds 5.0%

U.S. Government Securities Fund, Class R-6	6,545,316	90,129
Total investment securities (cost: $1,455,146,000)		1,802,580
Other assets less liabilities		858
Net assets		$1,803,438

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 350,445
Gross unrealized depreciation on investment securities	(3,011)
Net unrealized appreciation on investment securities	347,434
Cost of investment securities for federal income tax purposes	1,455,146

American Funds 2030
Target Date Retirement Fund®

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 40.0%	Shares	(000)

AMCAP Fund, Class R-6	7,094,519	$ 182,471
EuroPacific Growth Fund, Class R-6	2,371,121	103,998
The Growth Fund of America, Class R-6	4,486,049	182,493
The New Economy Fund, Class R-6	2,999,605	104,296
New Perspective Fund, Class R-6	5,150,184	182,471
New World Fund, Inc., Class R-6	1,872,387	104,142
SMALLCAP World Fund, Inc., Class R-6	3,925,560	182,460
		1,042,331
Growth-and-income funds 35.0%

American Mutual Fund, Class R-6	4,747,937	156,349
Capital World Growth and Income Fund, Class R-6	3,158,577	130,291
Fundamental Investors, Class R-6	3,292,956	156,350
International Growth and Income Fund, Class R-6	2,346,182	78,175
The Investment Company of America, Class R-6	5,148,400	182,408
Washington Mutual Investors Fund, Class R-6	5,631,174	208,466
		912,039
Equity-income and Balanced funds 20.0%

American Balanced Fund, Class R-6	9,147,261	208,466
Capital Income Builder, Class R-6	2,784,002	156,350
The Income Fund of America, Class R-6	7,956,721	156,349
		521,165
Bond funds 5.0%

U.S. Government Securities Fund, Class R-6	9,461,968	130,291
Total investment securities (cost: $2,099,015,000)		2,605,826
Other assets less liabilities		497
Net assets		$2,606,323

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 511,260
Gross unrealized depreciation on investment securities	(4,461)
Net unrealized appreciation on investment securities	506,799
Cost of investment securities for federal income tax purposes	2,099,027

American Funds 2025
Target Date Retirement Fund®

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 35.0%	Shares	(000)

AMCAP Fund, Class R-6	6,130,940	$ 157,688
EuroPacific Growth Fund, Class R-6	2,390,644	104,854
The Growth Fund of America, Class R-6	3,876,716	157,705
The New Economy Fund, Class R-6	2,268,654	78,881
New Perspective Fund, Class R-6	5,192,116	183,957
New World Fund, Inc., Class R-6	1,414,346	78,666
SMALLCAP World Fund, Inc., Class R-6	3,392,028	157,661
		919,412
Growth-and-income funds 35.0%

American Mutual Fund, Class R-6	4,787,779	157,662
Capital World Growth and Income Fund, Class R-6	3,185,410	131,398
Fundamental Investors, Class R-6	3,319,885	157,628
International Growth and Income Fund, Class R-6	2,366,489	78,851
The Investment Company of America, Class R-6	5,189,653	183,869
Washington Mutual Investors Fund, Class R-6	5,672,680	210,003
		919,411
Equity-income and Balanced funds 20.0%

American Balanced Fund, Class R-6	9,220,153	210,127
Capital Income Builder, Class R-6	2,806,685	157,624
The Income Fund of America, Class R-6	8,021,740	157,627
		525,378
Bond funds 10.0%

U.S. Government Securities Fund, Class R-6	19,076,903	262,689
Total investment securities (cost: $2,179,762,000)		2,626,890
Other assets less liabilities		454
Net assets		$2,627,344

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 456,250
Gross unrealized depreciation on investment securities	(9,147)
Net unrealized appreciation on investment securities	447,103
Cost of investment securities for federal income tax purposes	2,179,787

American Funds 2020
Target Date Retirement Fund®

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 20.0%	Shares	(000)

AMCAP Fund, Class R-6	4,469,480	$ 114,955
EuroPacific Growth Fund, Class R-6	1,952,014	85,615
The Growth Fund of America, Class R-6	2,825,837	114,955
New Perspective Fund, Class R-6	4,042,276	143,218
New World Fund, Inc., Class R-6	508,240	28,268
SMALLCAP World Fund, Inc., Class R-6	1,857,844	86,353
		573,364
Growth-and-income funds 35.0%

American Mutual Fund, Class R-6	5,202,907	171,332
Capital World Growth and Income Fund, Class R-6	3,463,598	142,874
Fundamental Investors, Class R-6	3,625,198	172,124
International Growth and Income Fund, Class R-6	2,541,624	84,687
The Investment Company of America, Class R-6	5,672,879	200,990
Washington Mutual Investors Fund, Class R-6	6,216,821	230,147
		1,002,154
Equity-income and Balanced funds 20.0%

American Balanced Fund, Class R-6	10,027,411	228,525
Capital Income Builder, Class R-6	3,046,517	171,092
The Income Fund of America, Class R-6	8,707,350	171,099
		570,716
Bond funds 25.0%

American Funds Mortgage Fund, Class R-6*	14,455,341	142,963
Capital World Bond Fund, Class R-6	7,073,890	142,610
Intermediate Bond Fund of America, Class R-6	10,613,461	142,963
U.S. Government Securities Fund, Class R-6	20,805,771	286,496
		715,032
Total investment securities (cost: $2,483,721,000)		2,861,266
Other assets less liabilities		(692)
Net assets		$2,860,574
* American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2013, appear below.

						Value
					Dividend	of affiliate
					income	at 7/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	11,310,860	3,297,818	153,337	14,455,341	$942	$142,963

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 388,247
Gross unrealized depreciation on investment securities	(10,741)
Net unrealized appreciation on investment securities	377,506
Cost of investment securities for federal income tax purposes	2,483,760

American Funds 2015
Target Date Retirement Fund®

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 15.0%	Shares	(000)

AMCAP Fund, Class R-6	2,872,448	$ 73,879
EuroPacific Growth Fund, Class R-6	1,264,947	55,481
The Growth Fund of America, Class R-6	1,363,536	55,469
New Perspective Fund, Class R-6	2,604,856	92,290
		277,119
Growth-and-income funds 30.1%

American Mutual Fund, Class R-6	3,360,188	110,651
Capital World Growth and Income Fund, Class R-6	2,236,129	92,240
Fundamental Investors, Class R-6	1,940,988	92,158
International Growth and Income Fund, Class R-6	1,110,117	36,989
The Investment Company of America, Class R-6	3,123,072	110,651
Washington Mutual Investors Fund, Class R-6	2,987,802	110,608
		553,297
Equity-income and Balanced funds 20.0%

American Balanced Fund, Class R-6	6,476,214	147,593
Capital Income Builder, Class R-6	1,956,590	109,882
The Income Fund of America, Class R-6	5,589,633	109,836
		367,311
Bond funds 34.9%

American Funds Mortgage Fund, Class R-6*	9,284,061	91,819
The Bond Fund of America, Class R-6	7,349,882	91,800
Capital World Bond Fund, Class R-6	4,549,927	91,727
Intermediate Bond Fund of America, Class R-6	13,649,794	183,863
U.S. Government Securities Fund, Class R-6	13,372,120	184,134
		643,343
Total investment securities (cost: $1,656,361,000)		1,841,070
Other assets less liabilities		367
Net assets		$1,841,437

* American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2013, appear below.

						Value
					Dividend	of affiliate
					income	at 7/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	7,829,947	1,564,852	110,738	9,284,061	$628	$91,819

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 192,137
Gross unrealized depreciation on investment securities	(7,432)
Net unrealized appreciation on investment securities	184,705
Cost of investment securities for federal income tax purposes	1,656,365

American Funds 2010
Target Date Retirement Fund®

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 5.0%	Shares	(000)

AMCAP Fund, Class R-6	846,838	$ 21,781
The Growth Fund of America, Class R-6	267,708	10,890
New Perspective Fund, Class R-6	614,753	21,781
		54,452
Growth-and-income funds 25.0%

American Mutual Fund, Class R-6	1,984,271	65,342
Capital World Growth and Income Fund, Class R-6	1,056,033	43,561
Fundamental Investors, Class R-6	917,468	43,561
International Growth and Income Fund, Class R-6	326,841	10,890
The Investment Company of America, Class R-6	1,536,881	54,452
Washington Mutual Investors Fund, Class R-6	1,470,873	54,452
		272,258
Equity-income and Balanced funds 25.0%

American Balanced Fund, Class R-6	3,344,993	76,233
Capital Income Builder, Class R-6	1,745,247	98,013
The Income Fund of America, Class R-6	4,987,943	98,013
		272,259
Bond funds 45.0%

American Funds Mortgage Fund, Class R-6*	11,015,404	108,942
American High-Income Trust, Class R-6	4,829,756	54,480
The Bond Fund of America, Class R-6	8,722,366	108,942
Capital World Bond Fund, Class R-6	2,702,909	54,491
Intermediate Bond Fund of America, Class R-6	8,087,776	108,942
U.S. Government Securities Fund, Class R-6	3,941,033	54,268
		490,065
Total investment securities (cost: $1,032,346,000)		1,089,034
Other assets less liabilities		(84)
Net assets		$1,088,950
* American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2013, appear below.

						Value
					Dividend	of affiliate
					income	at 7/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	9,798,605	2,211,720	994,921	11,015,404	$778	$108,942

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 64,022
Gross unrealized depreciation on investment securities	(7,339)
Net unrealized appreciation on investment securities	56,683
Cost of investment securities for federal income tax purposes	1,032,351

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2013, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-850-0913O-S37650

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 27, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 27, 2013